Supplement dated October 24, 2022
to the Statement of Additional Information (the “SAI”), dated October 1, 2022, as supplemented, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for each of Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund, is hereby amended by removing reference to Christopher Rowe as portfolio manager. Additionally, the information under the same section of the SAI for Columbia Small Cap Growth Fund is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2021, unless otherwise noted
Small Cap Growth Fund	Daniel Cole	5 RICs 2 PIVs 123 other accounts	$8.56 billion $157.69 million $51.80 million	None	Over $1,000,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	Wayne Collette	1 RIC 1 PIV 124 other accounts	$457.15 million $151.20 million $31.91 million	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
	Dana Kelley(m)	5 other accounts	$1.3 million	None	$50,001-$100,000 (b)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a) Excludes any notional investments.
(b) Notional investments through a deferred compensation account.
(m) The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2022.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_038_(10/22)